Segment Information	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 21: SEGMENT INFORMATION

Current accounting guidance establishes standards for reporting information about operating segments in annual financial statements and requires reporting of selected information about operating segments in interim financial reports issued to shareholders. Operating segments are components of a company of which separate financial information is available that is regularly evaluated by the chief operating decision makers in deciding how to allocate resources and assess performance. Chief operating decision makers use net income to evaluate operating performance of each segment. The guidance also establishes standards for related disclosures about a company’s products and services, geographical areas and major customers. The Company has determined that its reportable segments are those that are based on the Company’s method of internal reporting. Navios Logistics has three reportable segments: Port Terminal Business, Barge Business and Cabotage Business. The Port Terminal Business includes the dry port terminal operations and the liquid port terminal operations. A general description of each segment follows:

The Port Terminal Business segment

This segment includes the operating results of Navios Logistics’ dry port terminal and liquid port terminal operations.

(i) Dry port terminal operations

Navios Logistics owns and operates the largest independent bulk transfer and storage port terminal facilities in Uruguay based on throughputs. Its dry port terminal operations is comprised of two port terminals, one for agricultural and forest-related exports and one for mineral-related exports which are located in an international tax-free trade zone in the port of Nueva Palmira, Uruguay, at the convergence of the Parana and Uruguay rivers.

(ii) Liquid port terminal operations

Navios Logistics owns and operates an up-river port terminal with tank storage for refined petroleum products, oil and gas in San Antonio, Paraguay, approximately 17 miles by river from the capital of Asuncion. Its port terminal is one of the largest independent storage facilities for crude and petroleum products in Paraguay based on storage capacity.

The Barge Business segment

Navios Logistics services the Argentine, Bolivian, Brazilian, Paraguayan and Uruguayan river transportation markets through its fleet. Navios Logistics operates different types of pushboats and wet and dry barges for delivering a wide range of dry and liquid products between ports in the Parana, Paraguay and Uruguay River systems in South America (the Hidrovia or the “waterway”). Navios Logistics contracts its vessels either on a time charter basis or on a CoA basis.

The Cabotage Business segment

Navios Logistics owns and operates oceangoing vessels to support the transportation needs of its customers in the South American coastal trade business. Its fleet consists of six oceangoing product tanker vessels, two self-propelled barges until they were sold in February 2017 and a bunker vessel. Navios Logistics contracts its vessels either on a time charter basis or on a CoA basis.

Unallocated interest

This reconciling item represents the interest expense resulting from the 2022 Senior Notes, which has not yet been fully allocated to the segments due to the fact that the amount received had been maintained at the corporate level and not utilized by an operating segment as of December 31, 2016. Beginning January 1, 2017, interest expense of the 2022 Senior Notes had been fully allocated to the segments.

Inter-segment transactions, if any, are accounted for at current market prices.

The following table describes the results of operations of the three segments, the Port Terminal Business segment, the Barge Business segment and the Cabotage Business segment for the years ended December 31, 2017, 2016 and 2015:

	Port Terminal Business Segment for the Year Ended December 31, 2017	Cabotage Business Segment for the Year Ended December 31, 2017	Barge Business Segment for the Year Ended December 31, 2017	Total
Time charter, voyage and port terminal revenues	$53,526	$48,130	$78,388	$180,044
Sales of products	32,572	—	—	32,572
Time charter, voyage and port terminal expenses	(14,432)	(1,866)	(17,319)	(33,617)
Direct vessel expenses	—	(32,017)	(30,537)	(62,554)
Cost of products sold	(30,717)	—	—	(30,717)
Depreciation of vessels, port terminals and other fixed assets	(5,238)	(2,940)	(15,144)	(23,322)
Amortization of intangible assets	(729)	—	(2,814)	(3,543)
Amortization of deferred drydock and special survey costs	—	(5,148)	(2,780)	(7,928)
General and administrative expenses	(3,778)	(1,718)	(11,169)	(16,665)
Provision of losses on accounts receivable	—	—	(569)	(569)
Taxes other than income taxes	—	(4,463)	(4,555)	(9,018)
Interest expense and finance cost, net	(7,004)	(4,784)	(16,559)	(28,347)
Interest income	14	—	224	238
Gain on sale of assets	—	—	1,064	1,064
Foreign exchange differences. net	(406)	144	(464)	(726)
Other income, net	16	—	2,709	2,725

Income/(loss) before income taxes	23,824	(4,662)	(19,525)	(363)
Income tax benefit/(expense)	—	(1,199)	4,667	3,468

Net income/(loss)	$23,824	$(5,861)	$(14,858)	$3,105

	Port Terminal Business Segment for the Year Ended December 31, 2016	Cabotage Business Segment for the Year Ended December 31, 2016	Barge Business Segment for the Year Ended December 31, 2016	Unallocated interest	Total
Time charter, voyage and port terminal revenues	$36,268	$52,637	$101,313	$—	$190,218
Sales of products	30,118	—	—	—	30,118
Time charter, voyage and port terminal expenses	(12,340)	(2,098)	(17,701)	—	(32,139)
Direct vessel expenses	—	(33,596)	(35,534)	—	(69,130)
Cost of products sold	(27,450)	—	—	—	(27,450)
Depreciation of vessels, port terminals and other fixed assets	(3,533)	(2,667)	(16,905)	—	(23,105)
Amortization of intangible assets	(706)	—	(2,817)	—	(3,523)
Amortization of deferred drydock and special survey costs	—	(3,765)	(3,105)	—	(6,870)
General and administrative expenses	(2,646)	(1,193)	(10,455)	—	(14,294)
Provision of losses on accounts receivable	—	—	(1,304)	—	(1,304)
Taxes other than income taxes	—	(4,617)	(5,123)	—	(9,740)
Interest expense and finance cost, net	(1,381)	(4,894)	(16,973)	(992)	(24,240)
Interest income	54	—	761	—	815
Foreign exchange differences. net	(78)	1,184	616	—	1,722
Other income, net	(98)	—	159	—	61

Income/(loss) before income taxes	18,208	991	(7,068)	(992)	11,139
Income tax (expense)/benefit	—	(1,457)	475	—	(982)

Net income/(loss)	$18,208	$(466)	$(6,593)	$(992)	$10,157

	Port Terminal Business Segment for the Year Ended December 31, 2015	Cabotage Business Segment for the Year Ended December 31, 2015	Barge Business Segment for the Year Ended December 31, 2015	Unallocated interest	Total
Time charter, voyage and port terminal revenues	$42,382	$63,345	$105,974	$—	$211,701
Sales of products	39,347	—	—	—	39,347
Time charter, voyage and port terminal expenses	(11,784)	(2,659)	(19,121)	—	(33,564)
Direct vessel expenses	—	(41,831)	(32,915)	—	(74,746)
Cost of products sold	(36,811)	—	—	—	(36,811)
Depreciation of vessels, port terminals and other fixed assets	(3,431)	(4,645)	(16,070)	—	(24,146)
Amortization of intangible assets	(1,006)	—	(2,817)	—	(3,823)
Amortization of deferred drydock and special survey costs	—	(4,810)	(2,470)	—	(7,280)
General and administrative expenses	(2,661)	(1,128)	(10,219)	—	(14,008)
Recovery of losses on accounts receivable	—	—	52	—	52
Taxes other than income taxes	—	(5,600)	(6,376)	—	(11,976)
Interest expense and finance cost, net	(1,088)	(5,273)	(16,982)	(3,739)	(27,082)
Interest income	250	—	319	—	569
Foreign exchange differences. net	(638)	679	178	—	219
Other income, net	72	(450)	613	—	235

Income/(loss) before income taxes	24,632	(2,372)	166	(3,739)	18,687
Income tax benefit/(expense)	—	(785)	4,336	—	3,551

Net income/(loss)	$24,632	$(3,157)	$4,502	$(3,739)	$22,238

For the Barge Business segment and for the Cabotage Business segment, the Company’s vessels operate on a regional basis and are not restricted to specific locations. Accordingly, it is not practicable to allocate the assets of these operations to specific locations. The total net book value of long-lived assets for vessels amounted to $344,874 and $341,496 at December 31, 2017 and 2016, respectively.

All of the assets related to the Port Terminal Business segment are located in Uruguay and in Paraguay. The total net book value of long-lived assets for the Port Terminal Business segment amounted to $219,013 and $202,568 as of December 31, 2017 and 2016, respectively.

In addition, the net book value of intangible assets other than goodwill allocated to the Barge Business segment and to the Cabotage Business segment, collectively, amounted to $17,745 and $20,561 as of December 31, 2017 and 2016, respectively, while the net book value of intangible assets allocated to the Port Terminal segment amounted to $42,263 and $42,990 as of December 31, 2017 and 2016, respectively.

Goodwill totaling to $22,142, $40,868 and $41,086 has been allocated to the three segments, the Port Terminal Business, the Barge Business and the Cabotage Business, respectively.